Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 9,758,959	$ 6,290,672	$ 7,943,053
Net (loss) from discontinued operations	(88,302)	(1,974,852)	(2,306,036)
Net income from continuing operations	9,847,261	8,265,524	10,249,089
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation	105,276	58,867	123,339
Deferred tax expense			319,252
Depreciation and amortization	4,406,888	3,611,510	2,354,193
Bad debt provisions (recovery)	(3,372)	154,051	(1,645)
Unrealized (gains) losses	(4,849)	34,417	(60,225)
Inventory reserve	38,716	22,818	23,932
(Gain) loss on disposal of fixed assets	(30,981)	43,172	(12,687)
Changes in operating assets:
Accounts receivable	(5,547,070)	(2,414,707)	(6,742,328)
Advances to suppliers	(733,643)	(40,504)	(251,704)
Inventories	(3,805,026)	(3,408,394)	(3,262,302)
Other assets	704,459	(1,969,564)	(5,159,033)
Security deposit for sale leaseback	(359,340)	(523,839)	(755,934)
Changes in operating liabilities:
Accounts payable	5,195,799	(2,285,276)	5,525,688
Accounts Payable-related party	85,253
Advance from customers	(301,971)	(43,339)	34,729
Deferred gains	216,506	(583,978)	679,774
Deferred tax liability	600,646
Taxes payable	(40,248)	(258,589)	(558,864)
Accrued and other liabilities	(566,821)	1,270,299	1,446,220
Net cash provided by operating activities from continuing operations	9,807,483	1,932,468	3,951,494
Net cash provided by operating activities from discontinuing operations	1,770,101	542,170	1,193,663
Net cash provided by operating activities	11,577,584	2,474,638	5,145,157
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(4,171,367)	(6,388,069)	(3,838,709)
Additions to construction in progress	(9,878,241)	(10,231,413)	(12,679,337)
Cash receipts from disposal property and equipment	272,055	13,352	19,296
Cash increase in certificates of deposit	103,967	1,479,874	1,505,061
Payments of construction and equipment purchase	(752,299)	(480,689)	(1,996,510)
Repayments of deposit and prepayments for construction and equipment purchase		1,358,566	1,354,585
Purchase of intangible assets	(6,589)	(2,602)	(8,298,564)
Cash from discontinued business	(18,684)	64,208	435,085
Net cash (used in) investing activities from continuing operations	(14,451,158)	(14,186,773)	(23,499,093)
Net cash provided by (used in) investing activities from discontinuing operations	5,719,074	(159,086)	(149,403)
Net cash (used in) investing activities	(8,732,084)	(14,345,859)	(23,648,496)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	33,213,599	31,239,350	23,677,701
Repayments of short-term borrowings	(39,629,404)	(20,342,692)	(18,538,408)
Proceeds from long-term borrowings	5,631,163	1,048,749	836,471
Proceeds from bank notes payable	5,947,885	7,002,823	5,255,076
Repayments of bank notes payable	(7,309,428)	(4,871,021)	(5,431,761)
Repayment of third party borrowing			(180,611)
Proceeds from loans from related parties			55,484
Repayments of loans from related parties	(24,930)	(57,148)
Proceeds from other payable - sales lease back	5,784,874	2,906,977	3,941,746
Repayments of other payable - sales lease back	(4,144,246)	(2,638,787)	(172,154)
Net cash provided by (used in) financing activities from continuing operations	(530,487)	14,288,251	9,443,544
Net cash (used in) financing activities from discontinuing operations	(2,241,606)	(450,272)	(1,463,718)
Net cash provided by (used in) financing activities	(2,772,093)	13,837,979	7,979,826
EFFECT OF EXCHANGE RATES CHANGES ON CASH AND CASH EQUIVALENTS	(1,146,890)	(356,466)	(400,727)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(1,073,483)	1,610,292	(10,924,240)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	7,870,878	6,260,586	17,184,826
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	6,797,395	7,870,878	6,260,586
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	6,797,395	7,870,878	6,260,586
LESS: RESTRICTED CASH	2,396,993	3,767,081	2,333,608
CASH AND CASH EQUIVALENTS, END OF YEAR	4,400,402	4,103,797	3,926,978
Cash paid during the year for:
Interest paid	1,329,377	836,401	762,868
Income tax paid	331,997	1,433,998	2,331,173
Non-cash investing activities:
Transfer from construction in progress to fixed assets	9,918,862	15,545,784	1,209,221
Transfer from accounts payable to fixed assets	851,966	1,162,202
Transfer from advance payments to fixed assets	$ 170,281	$ 191,868	$ 296,853